Quarterly Financial Information - (Unaudited)	12 Months Ended
Sep. 30, 2014
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information [Text Block]
(22) Quarterly Financial Information – (Unaudited)

The results of any single quarter are not necessarily indicative of the Company’s results for the full year. Net earnings of the Company are impacted in the first quarter by the additional battery product sales volume associated with the December holiday season. Per share data is computed independently for each of the periods presented. As a result, the sum of the amounts for the quarter may not equal the total for the year.

Fiscal 2014	First	Second	Third	Fourth
Net sales	$1,113.9	$1,062.4	$1,130.0	$1,141.4
Gross profit	511.8	508.3	539.0	576.1
Net earnings	107.9	98.5	64.5	85.2
Earnings per share:
Basic	$1.73	$1.59	$1.05	$1.38
Diluted	$1.71	$1.57	$1.03	$1.36

Items (decreasing)/increasing net earnings:
2013 restructuring (1)	$(17.5)	$(17.6)	$(20.6)	$(14.8)
Spin-off costs	—	—	(4.4)	(23.7)
Feminine care acquisition/integration costs	(3.1)	(0.7)	(1.0)	(1.4)
Acquisition inventory valuation	(4.0)	(1.0)	—	—
Net pension/post-retirement curtailment gains	—	—	—	0.8
ASR integration/transaction costs	(0.1)	(0.2)	(0.3)	—
Other realignment/integration	—	—	—	(0.3)
Adjustments to valuation allowances and prior years tax accruals	—	—	—	7.7

Fiscal 2013	First	Second	Third	Fourth
Net sales	$1,192.5	$1,095.9	$1,111.5	$1,066.1
Gross profit	561.6	530.7	510.4	501.6
Net earnings	129.8	84.9	87.2	105.1
Earnings per share:
Basic	$2.10	$1.37	$1.40	$1.69
Diluted	$2.07	$1.35	$1.38	$1.66

Items (decreasing)/increasing net earnings:
2013 restructuring (1)	$(30.7)	$(24.8)	$(19.1)	$(23.3)
Net pension/post-retirement curtailment gains	23.5	—	—	44.0
ASR integration/transaction costs	(0.6)	(0.4)	(0.1)	(0.5)
Other realignment/integration	(0.1)	(0.2)	0.1	(0.8)
Venezuela devaluation/other impacts	0.4	(6.3)	(0.2)	(0.2)
Adjustments to valuation allowances and prior years tax accruals	—	3.0	7.2	(1.9)

(1) Includes net of tax costs of $7.6 and $3.4 for the twelve months ended September 30, 2014 and 2013, respectively, associated with certain information technology and related activities, which are included in SG&A on the Consolidated Statements of Earnings and Comprehensive Income. Additionally, this includes net of tax costs of $0.8 and $3.8, for the twelve months ended September 30, 2014 and 2013, respectively, associated with obsolescence charges related to the exit of certain non-core product lines as a result of our restructuring, which are included in Cost of products sold on the Consolidated Statements of Earnings and Comprehensive Income. The information technology costs and non-core inventory obsolescence charges are considered part of the total project costs incurred for our restructuring project.